Borrowings (Tables)	6 Months Ended
Jun. 30, 2024
Disclosure of detailed information about borrowings [abstract]
Schedule of Borrowings	The Group’s borrowings consisted of the following amounts as of the reporting date as follows:

	June 30, 2024	December 31, 2023
Credit Facility (interest rate of 8.92% and 8.66%, respectively)(a)	$268,000	$159,000
ABS I Notes (interest rate of 5.00%)	90,847	100,898
ABS II Notes (interest rate of 5.25%)	114,945	125,922
ABS III Notes (interest rate of 4.875%)	—	274,710
ABS IV Notes (interest rate of 4.95%)	88,418	99,951
ABS V Notes (interest rate of 5.78%)	—	290,913
ABS VI Notes (interest rate of 7.50%)(b)	273,805	159,357
ABS VIII Notes (interest rate of 7.28%)	607,740	—
ABS Warehouse Facility (interest rate of 8.07%)(a)	71,000	—
Term Loan I (interest rate of 6.50%)	98,023	106,470
Deferred consideration and miscellaneous(c)	90,717	7,627
Total borrowings	$1,703,495	$1,324,848
Less: Current portion of long-term debt	(211,574)	(200,822)
Less: Deferred financing costs	(39,267)	(41,123)
Less: Original issue discounts	(9,668)	(7,098)
Total non-current borrowings, net	$1,442,986	$1,075,805
(a)Represents the variable interest rate as of period end.
(b)Includes $132,576 for the assumption of Oaktree’s proportionate share of the ABS VI debt as part of the Oaktree transaction as of June 30, 2024. Refer to Note 4 for additional information regarding the Oaktree transaction.
(c)Includes $83,348 in notes payable issued as part of the consideration in the Oaktree transaction as of June 30, 2024. Refer to Note 4 for additional information regarding the Oaktree transaction.
Reconciliation of borrowings arising from financing activities:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Balance at beginning of period	$1,276,627	$1,440,329	$1,440,329
Acquired as part of an acquisition	215,924	—	—
Sale of equity interest	—	—	(154,966)
Proceeds from borrowings	1,238,348	840,230	1,537,230
Repayments of borrowings	(1,076,897)	(782,990)	(1,547,912)
Costs incurred to secure financing	(13,988)	(1,730)	(13,776)
Amortization of discount and deferred financing costs	8,087	8,968	16,358
Cash paid for interest	(47,632)	(60,215)	(116,784)
Finance costs and other	54,091	60,017	116,148
Balance at end of period	$1,654,560	$1,504,609	$1,276,627

Schedule of Maturity of Borrowings	The following table provides a reconciliation of the Group’s future maturities of its total borrowings as of the reporting date as follows:

	June 30, 2024	December 31, 2023
Not later than one year	$211,574	$200,822
Later than one year and not later than five years	890,810	864,264
Later than five years	601,111	259,762
Total borrowings	$1,703,495	$1,324,848

Schedule of Finance Costs	The following table represents the Group’s finance costs for each of the periods presented:

	Six Months Ended		Year Ended
	June 30, 2024	June 30, 2023	December 31, 2023
Interest expense, net of capitalized and income amounts(a)	$52,494	$58,768	$117,808
Amortization of discount and deferred finance costs	8,087	8,968	16,358
Total finance costs	$60,581	$67,736	$134,166
Loss on early retirement of debt(b)	$10,649	$—	$—
(a)Includes payments related to borrowings and leases.
(b)In May 2024, the Group used proceeds from the ABS VIII Notes to repay the outstanding principal of the ABS III & V notes, thereby retiring the ABS III & V notes from the Group’s outstanding debt and resulting in a loss on the early retirement of debt of $10,649. Diversified ABS III LLC & Diversified ABS V LLC were concurrently dissolved. The ABS VIII Notes are secured by the collateral previously securing the ABS III & V notes.